John Deere Owner Trust 2015-B	EXHIBIT 99.2
Statement to Certificateholders

$228,000,000   Class A-1  0.40000%  Asset Backed Notes due September 15, 2016

$245,000,000   Class A-2  0.98%  Asset Backed Notes due June 15, 2018

$203,000,000   Class A-3  1.44%  Asset Backed Notes due October 15, 2019

$75,000,000   Class A-4  1.78%  Asset Backed Notes due June 15, 2022

$19,260,178  Asset Backed Certificates

Payment Date:			15-Jan-19

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$60,184,496.66
		per $1,000 original principal amount:	$802.46

	(e)	Certificates:	$19,260,178.00
		per $1,000 original principal amount:	$1,000.00

	(f)	Total:	$79,444,674.66

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iv) Class A-4 Notes:	$89,273.67
		per $1,000 original principal amount:	$1.19

		(v) Total:	$89,273.67

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$70,365,370.76

	(b)	Note Value at end of related Collection Period:	$70,747,147.63

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$0.00
		(ii) A-3 Note Pool Factor:	0.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$0.00
		(ii) A-4 Note Pool Factor:	0.0000000

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	(e)	(i) Certificate Balance:	$0.00
		(ii) Certificate Pool Factor:	0.0000000

(5)	(a)	Amount of Servicing Fee:	$65,888.06
		(i) per $1,000 original principal amount:	$0.08
	(b)	Amount of Servicing Fee earned:	$65,888.06
	(c)	Amount of Servicing Fee paid:	$65,888.06
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	(i)	Amount in Reserve Account:	$7,702,602.00
	(ii)	Specified Reserve Account Balance:	$7,702,602.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:	$1,905,316.20
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.71%

(11)	(i)	Aggregate amount of net losses for the collection period:	$13,929.54
	(ii)	Cumulative amount of net losses:	$2,768,698.10
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.35%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$122,982.15
		(ii) % of Pool Balance:	0.16%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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